Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies

The accounting polices used in the preparation of these condensed consolidated interim financial statements are consistent with those of the Company’s audited financial statements for the year ended December 31, 2020 in addition to:

Property and Equipment – During the three month ended March 31, 2021 the Company purchased an automobile. As such the Company has updated its accounting policy of its capital assets. Capital assets are recorded at cost and are amortized using the straight-line method over the following estimated useful lives:

●	Automobile	5 years

3. Significant Accounting Policies

Cash and Cash Equivalents–Cash and cash equivalents includes cash on account and demand deposits with maturities of three months or less.

Receivables–Trade accounts receivable are stated at the amount the Company expects to collect. Receivables are reviewed individually for collectability. If the financial condition of the Company’s customers were to deteriorate, adversely affecting their ability to make payments, allowances may be required.

The Company offers credit terms on the sale of the Company’s products to a significant majority of the Company’s customers and requires no collateral from these customers. The Company performs ongoing credit evaluations of customers’ financial condition and maintains an allowance for doubtful accounts receivable based upon the Company’s historical experience and a specific review or accounts receivable at the end of each period. As at December 31, 2020 and 2019, the Company had no allowance for doubtful accounts.

Inventory–Inventory is stated at the lower of cost or net realizable value, with cost being determined by a weighted average basis. Cost includes the cost of materials plus direct labor applied to the product.

Warranties–The Company offers limited warranties against defective products. Customers who are not satisfied with their purchase may attempt to have their purchases reimbursed outside past the warranty period. For the years ending December 31, 2020 and 2019, the Company incurred warranty expenses of $0 and $2,106.

Revenue Recognition–Beginning after December 15, 2018, for public entities reporting Revenue from Contracts with Customers, ASC 606, a new accounting standard for revenue recognition was issued. Sales are recognized when products are shipped, with no right of return but reimbursement maybe offered for defective products and the title and risk of loss has passed to unaffiliated customers or when they are delivered based on the terms of the sale, there is an identifiable contract with a customer with defined performance obligations, the transaction price is determinable and the entity has fulfilled its performance obligation. Revenue related to shipping and handling costs billed to customers is included in net sales and the related shipping and handling costs are included in cost of products sold. These standards have had no effect on the reported consolidated financial statements.

Property and Equipment–Capital assets are recorded at cost and are amortized using the straight-line method over the following estimated useful lives:

Furniture and equipment	5 years
Computers	3 years
Patents	25 years
Leasehold improvements	15 years

As at December 31, 2020, the Company does not take depreciation for the following items: product molds, trademarks and the website.

Income Taxes–Provisions for income taxes are based on taxes payable or refundable for the current year and deferred taxes on temporary differences between the amount of taxable income and pretax financial income, and between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the consolidated financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in FASB ASC 740. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Tax positions initially need to be recognized in the financial statements when it is more-likely-than-not the positions will be sustained upon examination by the tax authorities.

Foreign Currency Translation–Transactions denominated in foreign currencies are initially recorded in the functional currency using exchange rates in effect at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using at the historical exchange rates in effect at the dates of the transactions. All exchange gains and losses are included in the statement of operations and comprehensive loss.

Financial Instruments–Financial Accounting Standards Board’s (FASB) ASC 825, Disclosures about Fair Value of Financial Instruments, requires disclosures of the fair value of financial instruments. The carrying value of the Company’s current financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities and shareholder loan, approximates their fair values because of the short-term maturities of these instruments.

Measurement–The Company initially measures its financial instrument at fair value, except for certain non-arm’s length transactions. The Company subsequently measures all its financial assets and financial liabilities at amortized cost, except for investments in equity instruments that are quoted in an active market, which are measured at fair value. Changes in fair value are recognized in earnings for the period in which they occur.

Financial assets measured at amortized cost include cash and cash equivalents, accounts receivable, related party receivable, other receivables and share subscriptions receivable. Financial liabilities measured at amortized cost include accounts payable and accrued liabilities, and promissory note payable.

Related Party Transactions–All transactions with related parties are in the normal course of operations and are measured at the exchange amount.

Intangible Assets and Impairment–Patents and other intangibles are amortized using the straight-line method over their estimated useful lives. Intangible assets, such as trademarks with indefinite live are not amortized. Intangible assets are evaluated for impairment at least annually or when events or circumstances arise that indicate the existence of impairment. The Company evaluates the recoverability of identifiable intangible assets whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable. When indicators of impairment exist, the Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be calculated as the amount by which the carrying value of the asset exceeds its fair value. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. During the years ended December 31, 2020 and 2019, the Company had no impairment losses related to intangible assets.

Lease Accounting–On January 1, 2019, the Company adopted the new accounting standards ASC 842 that requires lessees to recognize operating leases on the balance sheet as right-of-use assets and lease liabilities based on the value of the discounted future lease payments. Expanded disclosures about the nature and terms of lease agreements are required prospectively and are included in Note 19. Upon adoption, the Company also recognized right-of-use assets and lease liabilities of $68,516.

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, ‘Debt–Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging–Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity.’ The new guidance eliminates two of the three models in ASC 470-20, which required entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. As a result, only conversion features accounted for under the substantial premium model in ASC 470-20 and those that require bifurcation in accordance with ASC 815-15 will be accounted for separately. In addition, the amendments in ASU 2020-06 eliminates some of the requirements in ASC 815-40 related to equity classification. The amendments in ASU 2020-06 further revised the guidance in ASC 260, Earnings Per Share (‘EPS’), to address how convertible instruments are accounted for in calculating diluted EPS and requires enhanced disclosures about the terms of convertible instruments and contracts in an entity’s own equity. The new standard is effective for the Company for fiscal years beginning after December 15, 2023, including interim periods within these fiscal years, with early adoption permitted. Management is currently evaluating the impact the adoption of this new guidance will have on its consolidated financial statements and does not anticipate a material impact.